Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Employee compensation and benefits	$ 28,986	$ 27,458
Third party and contractors costs	60,905	46,599
Depletion, depreciation and amortization	36,084	31,409
Consumables	39,515	34,655
Changes in inventory and other	5,786	6,468
Total Mining costs	$ 171,276	$ 146,589